Segmented Information - Summary Of Detailed Information About Geographical Areas (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Segment revenue	$ 1,001,764	$ 1,249,733	$ 2,116,482
Intersegment revenue	(41,608)	(32,681)	(71,060)
Revenue	960,156	1,217,052	2,045,422
Operating income	54,291	116,012	231,908
Segment assets	2,201,974	2,031,129
Goodwill	566,270	576,028	573,928
Corporate	(576,802)	(427,581)
Total segment assets	2,191,442	2,179,576
Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	354,127	598,566	1,448,503
Services [Member]
Disclosure of geographical areas [line items]
Revenue	327,376	303,269	350,992
Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	278,653	315,217	245,927
UNITED STATES
Disclosure of geographical areas [line items]
Segment revenue	497,630	649,133	1,243,760
Intersegment revenue	(27,247)	(16,847)	(48,091)
Revenue	470,383	632,286	1,195,669
Operating income	14,442	56,504	194,010
Segment assets	1,000,755	895,022
Goodwill	154,437	155,094
Corporate	0	0
Total segment assets	1,155,192	1,050,116
UNITED STATES | Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	218,558	390,178	947,451
UNITED STATES | Services [Member]
Disclosure of geographical areas [line items]
Revenue	153,722	150,939	172,130
UNITED STATES | Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	98,103	91,169	76,088
Rest Of World [Member]
Disclosure of geographical areas [line items]
Segment revenue	309,695	353,210	354,680
Intersegment revenue	(138)	(199)	(7,846)
Revenue	309,557	353,011	346,834
Operating income	36,250	40,488	511
Segment assets	654,969	610,597
Goodwill	323,466	332,567
Corporate	0	0
Total segment assets	978,435	943,164
Rest Of World [Member] | Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	22,500	40,485	76,813
Rest Of World [Member] | Services [Member]
Disclosure of geographical areas [line items]
Revenue	111,500	96,092	111,357
Rest Of World [Member] | Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	175,557	216,434	158,664
CANADA
Disclosure of geographical areas [line items]
Segment revenue	194,439	247,390	518,042
Intersegment revenue	(14,223)	(15,635)	(15,123)
Revenue	180,216	231,755	502,919
Operating income	3,599	19,020	37,387
Segment assets	546,250	525,510
Goodwill	88,367	88,367
Corporate	0	0
Total segment assets	634,617	613,877
CANADA | Engineered Systems [Member]
Disclosure of geographical areas [line items]
Revenue	113,069	167,903	424,239
CANADA | Services [Member]
Disclosure of geographical areas [line items]
Revenue	62,154	56,238	67,505
CANADA | Energy Infrastructure [Member]
Disclosure of geographical areas [line items]
Revenue	$ 4,993	$ 7,614	$ 11,175